Disposition of renewal energy business - Schedule of Statement of Operations (Details) - Renewable Energy - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disposal Group, Including Discontinued Operations [Line Items]
Revenue	$ 0.0	$ 0.0	$ 0.0	$ 7.4
Operating expense	0.0	0.0	0.0	8.7
Loss from discontinued operations	0.0	0.0	0.0	(1.3)
Income from long-term investments	0.0	0.0	0.0	8.1
Loss on disposition	0.0	0.0	0.0	(0.8)
Other net losses	3.9	3.9	3.4	7.0
Loss before income taxes	3.9	3.9	3.4	1.0
Income tax recovery	0.0	10.6	0.0	9.1
Net earnings (loss) from discontinued operations attributable to AQN	(3.9)	6.7	(3.4)	8.1
Non-regulated energy sales
Disposal Group, Including Discontinued Operations [Line Items]
Revenue	$ 0.0	$ 0.0	$ 0.0	$ 7.4